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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                  Report for the Calendar Year or Quarter Ended:  6/30/2012
                                                                -------------
                  Check here if Amendment[ ]: Amendment Number:
                                                               --------------

                           This Amendment (Check only one):
                           [ ] is a restatement
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
            --------------------------------------------------------------------
Phone:      312-265-9600
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/14/2012
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                             Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
               26
       -----------
Form 13F Information Table Value Total:
       $  249,408 (thousands)
       -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   ----------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   ----------------------

                              13F INFORMATION TABLE
                                    6/30/2012

            COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                                  Voting Authority

             NAME OF             TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER
             ISSUER               CLASS        CUSIP     (X $1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
ALLIANCE HEALTHCARE SRVCS IN     COM NEW      018606202     5,262   5,272,131   SH       SHARED-OTHER    1, 2         5,272,131
ANAREN INC                         COM        032744104    12,565     641,095   SH       SHARED-OTHER    1, 2           641,095
ARTHROCARE CORP                    COM        043136100    11,685     399,072   SH       SHARED-OTHER    1, 2           399,072
ATRICURE INC                       COM        04963C209    17,314   1,801,633   SH       SHARED-OTHER    1, 2         1,801,633
CARDIOVASCULAR SYS INC DEL         COM        141619106    20,291   2,072,668   SH       SHARED-OTHER    1, 2         2,072,668
DIGITAL GENERATION INC             COM        25400B108    18,327   1,481,554   SH       SHARED-OTHER    1, 2         1,481,554
EINSTEIN NOAH REST GROUP INC       COM        28257U104     3,198     182,101   SH       SHARED-OTHER    1, 2           182,101
ENDOLOGIX INC                      COM        29266S106    11,181     724,172   SH       SHARED-OTHER    1, 2           724,172
GAIN CAP HLDGS INC                 COM        36268W100     7,944   1,592,004   SH       SHARED-OTHER    1, 2         1,592,004
GEOEYE INC                         COM        37250W108       555      35,838   SH       SHARED-OTHER    1, 2            35,838
GIVEN IMAGING                    ORD SHS      M52020100    17,716   1,121,263   SH       SHARED-OTHER    1, 2         1,121,263
GLOBECOMM SYSTEMS INC              COM        37956X103    11,021   1,086,912   SH       SHARED-OTHER    1, 2         1,086,912
HORIZON PHARMA INC                 COM        44047T109       504      70,693   SH       SHARED-OTHER    1, 2            70,693
INTRALINKS HLDGS INC               COM        46118H104    16,314   3,724,642   SH       SHARED-OTHER    1, 2         3,724,642
KEYNOTE SYS INC                    COM        493308100    15,520   1,045,103   SH       SHARED-OTHER    1, 2         1,045,103
LHC GROUP INC                      COM        50187A107     3,378     199,176   SH       SHARED-OTHER    1, 2           199,176
MEDIDATA SOLUTIONS INC             COM        58471A105    16,710     511,483   SH       SHARED-OTHER    1, 2           511,483
MMODAL INC                         COM        60689B107     5,018     386,601   SH       SHARED-OTHER    1, 2           386,601
NUTRACEUTICAL INTL CORP            COM        67060Y101       969      63,530   SH       SHARED-OTHER    1, 2            63,530
ONLINE RES CORP                    COM        68273G101     7,344   3,022,120   SH       SHARED-OTHER    1, 2         3,022,120
OFFICIAL PMTS HLDGS INC            COM        67623R106     8,773   2,249,570   SH       SHARED-OTHER    1, 2         2,249,570
SARATOGA RES INC TEX               COM        803521103     1,998     339,841   SH       SHARED-OTHER    1, 2           339,841
STR HLDGS INC                      COM        78478V100     9,280   2,035,021   SH       SHARED-OTHER    1, 2         2,035,021
U.S. AUTO PARTS NETWORK INC        COM        90343C100     7,640   1,827,794   SH       SHARED-OTHER    1, 2         1,827,794
VELTI PLC ST HELIER                COM        G93285107    17,779   2,735,204   SH       SHARED-OTHER    1, 2         2,735,204
VIASYSTEMS GROUP INC           COM PAR$.01    92553H803     1,122      65,999   SH       SHARED-OTHER    1, 2            65,999
   TOTAL                                                  249,408  34,687,220                                        34,687,220